2. GOING CONCERN (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Member Deficit	$ (439,451)
Non Cash Stock Based Compensation	20,487,500
deemed distribution	$ 16,750,000